Financial Instruments - Schedule of Percentage of Face Value of the Indebtedness (Details)	Mar. 31, 2026	Dec. 31, 2025
Term Loan B – U.S. Facility [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	80.12%	79.21%
2027 Senior Unsecured Notes [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	47.44%	46.84%
2027 Senior Secured Notes [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	77.89%	77.41%
2026 Senior Secured Notes [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	80.36%	80.16%
Telesat Lightspeed Financing [Member]
Schedule of Percentage of Face Value of the Indebtedness [Line Items]
Term Loan	83.66%	84.92%